SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF PROFIT AND LOSS (Schedule of Additional Information about Revenues) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of major customers [line items]
Additional information about revenues	$ 102,825	$ 77,494	$ 69,906
Revenues from major customers each of whom amount to 10% or more, of total revenues [Member]
Disclosure of major customers [line items]
Additional information about revenues	60,383	50,676	36,338
Customer A - Proprietary products Segment [Member]
Disclosure of major customers [line items]
Additional information about revenues	60,383	40,451	26,032
Customer B - Proprietary products Segment and Distribution Segment [Member]
Disclosure of major customers [line items]
Additional information about revenues		$ 10,225	$ 10,306